UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2005
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    119
Form 13F Information Table Value Total:    $166,758
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	357.2 	"4,608 "	"4,608 "					"4,608 "
Abbott Laboratories	Common	002824100	"1,455.1 "	"36,904 "	"36,904 "					"36,904 "
Alliance Capital Mgmt Hold. LP	Unit L.P. Int.	01855A101	604.2 	"10,695 "	"10,695 "					"10,695 "
Allied Capital Corp.	Common	01903Q108	"1,908.1 "	"64,968 "	"64,968 "					"64,968 "
Allstate Corp.	Common	020002101	882.6 	"16,323 "	"16,323 "					"16,323 "
American Capital Strategies	Common	024937104	"1,392.7 "	"38,462 "	"38,462 "					"38,462 "
Amgen Inc.	Common	031162100	"3,171.6 "	"40,218 "	"40,218 "					"40,218 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	"2,500.4 "	"61,585 "	"61,585 "					"61,585 "
Avery Dennison	Common	053611109	"2,252.5 "	"40,755 "	"40,755 "					"40,755 "
Bank of America Corp.	Common	060505104	273.8 	"5,933 "	"5,933 "					"5,933 "
"Bank of New York Co., Inc."	Common	064057102	854.9 	"26,843 "	"26,843 "					"26,843 "
BB&T Corp	Common	054937107	238.6 	"5,692 "	"5,692 "					"5,692 "
Berkshire Hathaway CL B	CL B	084670207	"1,250.5 "	426 	426 					426
BP PLC - Spon ADR	Common	055622104	"4,327.7 "	"67,389 "	"67,389 "					"67,389 "
"Buckeye Partners, LP"	Unit Ltd Partn	118230101	594.9 	"14,090 "	"14,090 "					"14,090 "
"Burlington Resources, Inc."	Common	122014103	"3,746.9 "	"43,467 "	"43,467 "					"43,467 "
Cedar Fair	Dep. Unit	150185106	"3,233.1 "	"113,284 "	"113,284 "					"113,284 "
Cheesecake Factory	Common	163072101	"1,442.4 "	"38,577 "	"38,577 "					"38,577 "
Chevron Corp	Common	166764100	423.9 	"7,467 "	"7,467 "					"7,467 "
"Church & Dwight Co., Inc."	Common	171340102	"2,523.7 "	"76,406 "	"76,406 "					"76,406 "
Cisco Systems	Common	17275R102	"2,549.0 "	"148,891 "	"148,891 "					"148,891 "
CitiGroup Inc.	Common	172967101	"2,938.8 "	"60,556 "	"60,556 "					"60,556 "
Clevelnd-Cliffs	Common	185896107	491.0 	"5,544 "	"5,544 "					"5,544 "
Coeur D'alene Mines Corp.	Common	192108108	86.5 	"21,625 "	"21,625 "					"21,625 "
Developers Diversified Realty	Common	251591103	"1,411.3 "	"30,014 "	"30,014 "					"30,014 "
Dow Chemical	Common	260543103	"2,040.8 "	"46,572 "	"46,572 "					"46,572 "
Duke Energy Corp.	Common	264399106	"4,202.3 "	"153,089 "	"153,089 "					"153,089 "
Duke Realty Corp.	Common	264411505	"1,088.5 "	"32,589 "	"32,589 "					"32,589 "
Education Management Corp.	Common	28139T101	"1,333.9 "	"39,807 "	"39,807 "					"39,807 "
Enpath Medical Inc.	Common	29355Y105	"1,151.0 "	"135,414 "	"135,414 "					"135,414 "
Enterprise Products Part. L.P.	Common	293792107	"1,306.1 "	"54,400 "	"54,400 "					"54,400 "
Estee Lauder Co. - CL A	CL A	518439104	918.6 	"27,436 "	"27,436 "					"27,436 "
"Everest Re Group, Ltd."	Common	G3223R108	315.6 	"3,145 "	"3,145 "					"3,145 "
Expeditors Int'l Wash.	Common	302130109	"1,785.4 "	"26,447 "	"26,447 "					"26,447 "
"Express Scripts, Inc."	Common	302182100	579.1 	"6,910 "	"6,910 "					"6,910 "
Exxon Mobil Corp.	Common	30231G102	"4,708.8 "	"83,832 "	"83,832 "					"83,832 "
"Federated Department Stores, Inc"	Common	31410H101	868.6 	"13,095 "	"13,095 "					"13,095 "
Fedex Corp.	Common	31428X106	423.1 	"4,092 "	"4,092 "					"4,092 "
First Data Corp.	Common	319963104	"2,888.3 "	"67,153 "	"67,153 "					"67,153 "
FirstEnergy Corp.	Common	337932107	243.3 	"4,967 "	"4,967 "					"4,967 "
General Electric	Common	369604103	"4,716.4 "	"134,562 "	"134,562 "					"134,562 "
Genworth Financial Inc.-CL A	Common	37247D106	"2,864.0 "	"82,823 "	"82,823 "					"82,823 "
Genzyme	Common	372917104	"2,425.3 "	"34,265 "	"34,265 "					"34,265 "
Gilead Sciences Inc.	Common	375558103	"2,433.4 "	"46,288 "	"46,288 "					"46,288 "
"Goldman Sachs Group, Inc."	Common	38141G104	575.5 	"4,506 "	"4,506 "					"4,506 "
Harmony Gold Mining Ltd	Sponsored ADR	413216300	418.3 	"32,055 "	"32,055 "					"32,055 "
"Heartland Express , Inc."	Common	422347104	253.6 	"12,500 "	"12,500 "					"12,500 "
Home Depot	Common	437076102	287.5 	"7,102 "	"7,102 "					"7,102 "
"Hudson City Bancorp, Inc."	Common	443683107	181.8 	"15,000 "	"15,000 "					"15,000 "
IBM	Common	459200101	"2,295.1 "	"27,921 "	"27,921 "					"27,921 "
Illinois Tool Works	Common	452308109	672.5 	"7,643 "	"7,643 "					"7,643 "
Intel	Common	458140100	"1,735.0 "	"69,511 "	"69,511 "					"69,511 "
Inverness Medical Innov. Inc.	Common	46126P106	302.8 	"12,443 "	"12,443 "					"12,443 "
Ishares MSCI Australia Index	MSCI Australia	464286103	621.2 	"33,025 "	"33,025 "					"33,025 "
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	"1,138.2 "	"12,897 "	"12,897 "					"12,897 "
Ishares-MSCI Japan Index	MSCI Japan	464286848	"2,390.0 "	"176,775 "	"176,775 "					"176,775 "
Ishares-Russell 2000 Index	Rusl 2000 Valu	464287630	314.9 	"4,777 "	"4,777 "					"4,777 "
J.P. Morgan Chase & Co.	Common	46625H100	339.4 	"8,551 "	"8,551 "					"8,551 "
Johnson & Johnson	Common	478160104	608.0 	"10,116 "	"9,116 "					"10,116 "
K-Sea Transn Partners LP	Common	48268Y101	"2,568.8 "	"73,498 "	"73,498 "					"73,498 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	706.5 	"14,774 "	"14,774 "					"14,774 "
Liberty Media Corp - A	Common	530718105	81.1 	"10,300 "	"10,300 "					"10,300 "
Lowe's Cos Inc.	Common	548661107	363.0 	"5,445 "	"5,445 "					"5,445 "
Lucent Technologies Inc.	Common	549463107	26.6 	"10,000 "	"10,000 "					"10,000 "
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	491.0 	"15,235 "	"15,235 "					"15,235 "
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	366.9 	"7,900 "	"7,900 "					"7,900 "
Matria Healthcare Inc.	Common	576817209	424.9 	"10,962 "	"10,962 "					"10,962 "
Maxim Integrated Product	Common	57772K101	879.8 	"24,277 "	"24,277 "					"24,277 "
McDonald's	Common	580135101	807.6 	"23,950 "	"23,950 "					"23,950 "
Medtronic Inc.	Common	585055106	"2,968.4 "	"51,561 "	"51,561 "					"51,561 "
Microsoft	Common	594918104	"1,683.9 "	"64,392 "	"64,392 "					"64,392 "
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	478.1 	"3,550 "	"3,550 "					"3,550 "
Mine Safety Appliances Co.	Common	602720104	315.9 	"8,725 "	"8,725 "					"8,725 "
Neogen	Common	640491106	"3,149.6 "	"149,981 "	"149,981 "					"149,981 "
Newmont Mining Corp.	Common	651639106	"2,106.4 "	"39,445 "	"39,445 "					"39,445 "
Nisource Inc.	Common	65473P105	"3,290.3 "	"157,732 "	"157,732 "					"157,732 "
Nortel Networks Corp. New	Common	656568102	30.6 	"10,000 "	"10,000 "					"10,000 "
Northrop Grumman Corp.	Common	666807102	"1,414.9 "	"23,539 "	"23,539 "					"23,539 "
Omnicom Group Inc.	Common	681919106	"1,847.2 "	"21,699 "	"21,699 "					"21,699 "
Pan American Silver Corp.	Common	697900108	519.7 	"27,600 "	"27,600 "					"27,600 "
Patterson Companies Inc.	Common	703395103	263.0 	"7,875 "	"7,875 "					"7,875 "
Penn Virginia Resource Ptnr.	Common	707884102	"2,156.1 "	"38,800 "	"38,800 "					"38,800 "
Pentair Int.	Common	709631105	"3,551.6 "	"102,884 "	"102,884 "					"102,884 "
Pepsico Inc.	Common	713448108	399.1 	"6,755 "	"6,755 "					"6,755 "
PetsMart Inc.	Common	716768106	"2,484.0 "	"96,806 "	"96,806 "					"96,806 "
"Pfizer, Inc."	Common	717081103	"2,404.5 "	"103,110 "	"103,110 "					"103,110 "
Procter & Gamble	Common	742718109	"4,576.3 "	"79,065 "	"79,065 "					"79,065 "
Progress Energy Corp	Common	743263105	"1,593.2 "	"36,275 "	"36,275 "					"36,275 "
Progressive Corp.	Common	743315103	349.4 	"2,992 "	"2,992 "					"2,992 "
Rayonier Inc.	Common	754907103	"2,739.1 "	"68,736 "	"68,736 "					"68,736 "
Sabine Royalty Trust	Unit Ben Int	785688102	632.1 	"13,877 "	"13,877 "					"13,877 "
Schlumberger	Common	806857108	350.5 	"3,608 "	"3,608 "					"3,608 "
Silver Standard Resources Inc.	Common	82823L106	339.4 	"22,125 "	"22,125 "					"22,125 "
Sovereign Bancorp	Common	845905108	"1,457.4 "	"67,410 "	"67,410 "					"67,410 "
SPDR Trust Series I	Units Ser. I	78462F103	716.7 	"5,756 "	"5,756 "					"5,756 "
Streettracks Gold Trust	Gold Shs	863307104	"2,597.1 "	"50,350 "	"50,350 "					"50,350 "
Stryker Corp.	Common	863667101	283.9 	"6,389 "	"6,389 "					"6,389 "
Symantec	Common	871503108	785.0 	"44,855 "	"44,855 "					"44,855 "
"Symyx Technologies, Inc."	Common	87155S108	229.9 	"8,425 "	"8,425 "					"8,425 "
Sunoco Logistics Ptn LP	Common Units	86764L108	"1,489.9 "	"38,400 "	"38,400 "					"38,400 "
Target Corporation	Common	87612E106	305.1 	"5,550 "	"5,550 "					"5,550 "
TEPPCO Partners L.P.	UT Ltd Partner	872384102	"1,086.3 "	"31,180 "	"31,180 "					"31,180 "
Texas Instruments	Common	882508104	515.7 	"16,080 "	"16,080 "					"16,080 "
Templeton Global Inc.Fund	Common	880198106	"1,689.0 "	"211,658 "	"211,658 "					"211,658 "
"Thor Industries, Inc."	Common	885160101	"3,885.9 "	"96,979 "	"96,979 "					"96,979 "
Tiffany & Co.	Common	886547108	"1,408.7 "	"36,789 "	"36,789 "					"36,789 "
"Time Warner, Inc."	Common	887317105	"1,623.5 "	"93,093 "	"93,093 "					"93,093 "
"TJX Companies, Inc."	Common	872540109	450.2 	"19,378 "	"19,378 "					"19,378 "
Transocean Inc.	Ord	G90078109	294.1 	"4,220 "	"4,220 "					"4,220 "
TYCO International Ltd.	Common	902124106	"1,626.1 "	"56,345 "	"56,345 "					"56,345 "
Ventana Medical Systems	Common	92276H106	441.0 	"10,413 "	"10,413 "					"10,413 "
Verizon Communications	Common	92343V104	"1,376.5 "	"45,702 "	"45,702 "					"45,702 "
Viacom Inc. - Cl B	CL B	925524308	"1,086.2 "	"33,320 "	"33,320 "					"33,320 "
Viasys Healthcare Inc.	Common	92553Q209	999.6 	"38,893 "	"38,893 "					"38,893 "
Vornado Realty Trust	Sh.Ben.Int	929042109	726.4 	"8,703 "	"8,703 "					"8,703 "
Wal-mart Stores Inc.	Common	931142103	"1,648.5 "	"352,243 "	"352,243 "					"352,243 "
Walgreen	Common	931422109	937.9 	"21,190 "	"21,190 "					"21,190 "
Wells Fargo Company	Common	949740104	"2,625.0 "	"41,779 "	"41,779 "					"41,779 "
Wyeth	Common	983024100	775.9 	"16,841 "	"16,841 "					"16,841 "

13F REPORT  4TH Q 2005		GRAND TOTAL	"166,758.40 "
